Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Class A Ordinary Shares, U.S. [Member] USD ($)	Dec. 31, 2012 Class A Ordinary Shares, U.S. [Member] USD ($)	Dec. 31, 2013 Common Class B, Par Value In GBP [Member] GBP (£)	Dec. 31, 2012 Common Class B, Par Value In GBP [Member] GBP (£)
Common shares, par value			$ 0.10	$ 0.10	£ 1	£ 1
Common shares, shares authorized			450,000,000	450,000,000.0	50,000	50,000
Common shares, shares issued			239,500,000	237,700,000	50,000	50,000
Treasury shares, shares held	6,000,000	5,300,000